Stock Based Compensation Plans: (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	2,361,107
[custom:OptionExpense]	$ 0	$ 11,703
Amount Payable In Event Of Change Of Control	7,100,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	2,800,000
[custom:SeveranceLiability-0]	$ 700,000		$ 500,000